28 Equity (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance		R$ (5,282,969)	R$ (6,188,922)	R$ (5,643,467)
Additional indexation
Realization by depreciation or write-off assets		(39,853)	(40,481)	(40,481)
Income tax and social contribution		13,551	13,764	13,764
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets		(1,123)	(1,338)	(1,458)
Income tax and social contribution		382	455	496
Fair value adjustments
Accounts receivable		113	15	(449)
Foreign sales hedge
Exchange rate		(7,326,610)	(391,262)	(3,129,176)
Transfer to result		2,665,787	1,652,267	1,259,352
Income tax and social contribution		1,585,736	(399,464)	645,870
Fair value of Cash flow hedge
Change in fair value		(537,425)	(15,928)	(189,068)
Transfer to result		(62,965)	71,202	37,350
Income tax and social contribution		202,832	(19,805)	54,481
Fair value of cash flow hedge from jointly-controlled (RPR)		1,260	(978)	(2,329)
Actuarial loss with post-employment benefits, net of taxes		(647)	(109,492)	(1,569)
ILP Plan fair value
Change in fair value		16,037	19,763	9,430
Income tax and social contribution		(4,823)	(5,842)	(2,891)
Foreign currency translation adjustment		2,658,042	136,722	801,223
Other		3,695
(Loss) gain from investments			(84)
Effect of CPC 42 / IAS 29 - hyperinflation		8,077	(3,561)
Ending balance		(6,100,903)	(5,282,969)	(6,188,922)
Deemed Cost and Additional Indexation Of PP&E [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	123,614	151,214	178,893
Additional indexation
Realization by depreciation or write-off assets	[1]	(39,853)	(40,481)	(40,481)
Income tax and social contribution	[1]	13,551	13,764	13,764
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	[1]	(1,123)	(1,338)	(1,458)
Income tax and social contribution	[1]	382	455	496
ILP Plan fair value
Ending balance	[1]	96,571	123,614	151,214
Fair Value Adjustments[member]
Disclosure of classes of share capital [line items]
Beginning balance	[2]	19,545	5,957
Fair value adjustments
Accounts receivable	[2]	113	15	(449)
ILP Plan fair value
Change in fair value	[2]	16,452	19,415	9,297
Income tax and social contribution	[2]	(4,823)	(5,842)	(2,891)
Ending balance	[2]	31,287	19,545	5,957
Gain (Loss) On Interest In Subsidiary [member]
Disclosure of classes of share capital [line items]
Beginning balance	[3]	(9,469)	(9,469)	(9,404)
ILP Plan fair value
Other	[3]	3,695
(Loss) gain from investments	[3]			(65)
Ending balance	[3]	(5,774)	(9,469)	(9,469)
Foreign Sales Hedge [member]
Disclosure of classes of share capital [line items]
Beginning balance	[4]	(6,893,066)	(7,626,515)	(6,358,242)
Foreign sales hedge
Exchange rate	[4]	(7,215,247)	(507,464)	(3,133,346)
Transfer to result	[4]	2,547,855	1,585,480	1,200,209
Income tax and social contribution	[4]	1,587,701	(344,567)	664,864
ILP Plan fair value
Ending balance	[4]	(9,972,757)	(6,893,066)	(7,626,515)
Cash Flow Hedge [member]
Disclosure of classes of share capital [line items]
Beginning balance	[4]	(218,589)	(257,508)	(145,267)
Fair value of Cash flow hedge
Change in fair value	[4]	(545,038)	7,150	(196,790)
Transfer to result	[4]	(47,223)	54,450	26,964
Income tax and social contribution	[4]	200,393	(21,703)	59,914
Fair value of cash flow hedge from jointly-controlled (RPR)	[4]	1,260	(978)	(2,329)
ILP Plan fair value
Ending balance	[4]	(609,197)	(218,589)	(257,508)
Defined Benefit Plans Actuarial Gain (Loss) [member]
Disclosure of classes of share capital [line items]
Beginning balance	[5]	(163,066)	(53,574)	(52,005)
Fair value of Cash flow hedge
Actuarial loss with post-employment benefits, net of taxes	[5]	(648)	(109,492)	(1,569)
ILP Plan fair value
Ending balance	[5]	(163,714)	(163,066)	(53,574)
Foreign Currency Translation Adjustment [member]
Disclosure of classes of share capital [line items]
Beginning balance	[6]	2,383,492	2,166,875	1,220,533
ILP Plan fair value
Foreign currency translation adjustment	[6]	3,054,126	220,228	946,342
(Loss) gain from investments	[6]		(50)
Effect of CPC 42 / IAS 29 - hyperinflation	[6]	8,077	(3,561)
Ending balance	[6]	5,445,695	2,383,492	2,166,875
Total Braskem Shareholders Interest [member]
Disclosure of classes of share capital [line items]
Beginning balance		(4,757,539)	(5,623,020)	(5,165,492)
Additional indexation
Realization by depreciation or write-off assets		(39,853)	(40,481)	(40,481)
Income tax and social contribution		13,551	13,764	13,764
Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets		(1,123)	(1,338)	(1,458)
Income tax and social contribution		382	455	496
Fair value adjustments
Accounts receivable		113	15	(449)
Foreign sales hedge
Exchange rate		(7,215,247)	(507,464)	(3,133,346)
Transfer to result		2,547,855	1,585,480	1,200,209
Income tax and social contribution		1,587,701	(344,567)	664,864
Fair value of Cash flow hedge
Change in fair value		(545,038)	7,150	(196,790)
Transfer to result		(47,223)	54,450	26,964
Income tax and social contribution		200,393	(21,703)	59,914
Fair value of cash flow hedge from jointly-controlled (RPR)		1,260	(978)	(2,329)
Actuarial loss with post-employment benefits, net of taxes		(648)	(109,492)	(1,569)
ILP Plan fair value
Change in fair value		16,452	19,415	9,297
Income tax and social contribution		(4,823)	(5,842)	(2,891)
Foreign currency translation adjustment		3,054,126	220,228	946,342
Other		3,695
(Loss) gain from investments			(50)	(65)
Effect of CPC 42 / IAS 29 - hyperinflation		8,077	(3,561)
Ending balance		(5,177,889)	(4,757,539)	(5,623,020)
Non-controlling Interest In Braskem Idesa [member]
Disclosure of classes of share capital [line items]
Beginning balance		(525,430)	(565,902)	(477,975)
Foreign sales hedge
Exchange rate		(111,363)	116,202	4,170
Transfer to result		117,932	66,787	59,143
Income tax and social contribution		(1,965)	(54,897)	(18,994)
Fair value of Cash flow hedge
Change in fair value		7,613	(23,078)	7,722
Transfer to result		(15,742)	16,752	10,386
Income tax and social contribution		2,439	1,898	(5,433)
Actuarial loss with post-employment benefits, net of taxes		1
ILP Plan fair value
Change in fair value		(415)	348	133
Foreign currency translation adjustment		(396,084)	(83,506)	(145,119)
(Loss) gain from investments			(34)	65
Ending balance		R$ (923,014)	R$ (525,430)	R$ (565,902)

[1]	Transfer to retained earnings as the asset is depreciated or written-off/sold.
[2]	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation. For the ILP Plan, Transfer to retained earnings according to the grace period of the plan.
[3]	Transfer to the income statement when divestment or transfer of control of subsidiary.
[4]	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
[5]	Transfer to retained earnings when the extinction of the plan.
[6]	Transfer to the income statement when write-off of subsidiary abroad.